Prepayments to third party suppliers	12 Months Ended
Jun. 30, 2018
Current prepayments [abstract]
Disclosure of prepayments to third party suppliers [text block]
11	Prepayments to third party suppliers

	2017 RMB	2018 RMB
Prepayments to third party suppliers	5,692	92

The amount mainly represents the down payments made to certain third party vendors for the purchase of equipment and leasehold improvements.